LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The loss and the weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share for the years ended December 31, 2016, 2015 and 2014, are as follows:

	Year ended December 31
	2016	2015	2014
	US Dollars

Loss for the year	653,461	818,541	322,067
Less: Loss attributed to preferred shares	32,483	51,084	30,721
Loss for the year attributable to ordinary shareholders	620,978	767,457	291,346

	Year ended December 31
	2016	2015	2014
	Number of shares

Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	62,467,556	45,190,017	28,450,908